SUPPLEMENT for the State of California dated May 1, 2002 to
PROSPECTUSES dated May 1, 2002 for
PROTECTIVE VARIABLE ANNUITY
PROTECTIVE VARIABLE ANNUITY II
PROTECTIVE ADVANTAGE® VARIABLE ANNUITY
ELEMENTS® PLUS VARIABLE ANNUITY
ELEMENTS® ACCESS VARIABLE ANNUITY
ELEMENTS® CLASSIC VARIABLE ANNUITY
each issued by Protective Life Insurance Company

As of May 1, 2002, the following funds listed in the Prospectus are not available as investment options for contracts purchased in the State of California:

Lord Abbett Series Fund, Inc.:	Mid-Cap Value Portfolio
Growth and Income Portfolio
Bond-Debenture Fund